Shareholder Report, Average Annual Return (Details) 74300185600_Franklin Multi-Asset Income Fund_Class A_TSR Annual {Class A}		12 Months Ended	43 Months Ended	60 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		5.07%	4.13%	3.13%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		9.45%	4.77%	3.97%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.89%	0.77%	(0.29%)
Franklin Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[1]	7.55%	5.24%	4.01%

[1]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.